Approved Effective January 1, 2025

AUDIT COMMITTEE CHARTER

For
The AB Funds Complex (each, a “Company”)

Committee Membership:

The Audit Committee shall be composed of at least three directors and shall satisfy the independence requirements of Rule 10A-3 under the Securities Exchange Act of 1934 (the “1934 Act”).1  The terms “directors” and “Board of Directors” shall mean “trustees” and “Trustees” in the case of Companies that are organized as trusts.

The Board of Directors (the “Board”) shall determine that each Audit Committee member is “financially literate,” and that one member of the Audit Committee has “accounting or related financial management expertise,” as such qualifications are interpreted by the Board in its business judgment, and whether any member of the Audit Committee is an “audit committee financial expert,” as defined by the Securities and Exchange Commission (the “SEC”).  If the Board has determined that a member of the Audit Committee is an audit committee financial expert, it may presume that such member has accounting or related financial management expertise.  The designation of a person as an audit committee financial expert shall not impose any greater responsibility or liability on that person than the responsibility or liability imposed on such person as a member of the Committee.

No director may serve as a member of the Audit Committee if such director serves on the audit committees of more than two other public companies unless the Board determines that such simultaneous service would not impair the ability of such director to serve effectively on the Audit Committee.  The Board has determined that service on the Audit Committee of the Company and the audit committees of any other registered investment company in the AllianceBernstein Complex should be considered service on a single public company audit committee for purpose of the three-audit committee limitation.

Members of the Audit Committee shall be appointed by the Board and shall serve at the pleasure of the Board and for such term or terms as the Board may determine.  One or more members of the Audit Committee may be designated by the Board as its chair or co-chairs, as the case may be.

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1           In order to satisfy Rule 10A-3 of the 1934 Act, a member of the Audit Committee may not (1) accept directly or indirectly any consulting, advisory or other compensatory fee from the Company other than (a) director’s fees and (b) any other regular benefits that other directors receive, or (2) be an “interested person” of the Company as such term is defined in section 2(a)(19) of the Investment Company Act of 1940.

I.                    Committee Purposes:

The purposes of the Audit Committee are to:

1.                  assist the Board, in its oversight of the accounting and financial reporting policies and practices of the Company, including:

(i)                 the quality and integrity of the Company’s financial statements and the independent audit thereof;

(ii)              the Company’s compliance with legal and regulatory requirements, particularly those that relate to the Fund’s accounting, financial reporting, internal controls over financial reporting, and independent audits;

(iii)            the retention, independence, qualifications and performance of the independent accountants;

(iv)             meeting with representatives of the internal audit department of AllianceBernstein L.P. regarding such department’s activities relating to the Funds; and

(v)               the Company’s compliance with applicable laws by receiving reports from counsel who believe they have credible evidence of a material violation of law by the Company or by someone owing a fiduciary or other duty to the Company (or that such a violation is occurring or is about to occur), including reports made pursuant to the SEC’s Standards of Professional Conduct for Attorneys.

2.                  Review and approve an audit committee report for inclusion in the Company’s annual proxy statement, if such proxy statement is required by applicable SEC rules.

The function of the Audit Committee is oversight.  The management of the Company, including contractually obligated service providers, are responsible for the preparation, presentation and integrity of the Company’s financial statements.  Management and applicable service providers are responsible for maintaining appropriate accounting and financial reporting principles and policies and internal control over financial reporting and other procedures that provide for compliance with accounting standards and applicable laws and regulations.  The independent accountants are responsible for planning and carrying out a proper audit of the Company’s annual financial statements, and providing such other services to the Company as may be agreed to from time to time.  In fulfilling their responsibilities hereunder, it is recognized that the members of the Audit Committee are not full-time employees of the Company, and are not and do not represent themselves to be performing the functions of accountants or auditors, including in respect of auditor independence.  As such, in fulfilling their oversight duties under this Charter, it is neither the duty nor the responsibility of the Audit Committee or its members to conduct “field work” or other types of auditing or accounting reviews or procedures or to set auditor independence standards, and each member of the Audit Committee shall be entitled to rely on (i) the integrity of those persons and organizations within and outside the Company from which it receives information, (ii) the accuracy of the financial and other information provided to the Audit Committee by such persons or organizations absent actual knowledge to the contrary (which shall be promptly reported to the Board) and (iii) representations made by management or the independent accountants as to any non-audit services provided by the independent accountants to the Company, AllianceBernstein L.P., the Company’s investment adviser (the “Adviser”), and any entity controlling, controlled by or under common control with the Adviser which provides services to the Company (collectively, the “Adviser Entities”).

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The independent accountants for the Company shall report directly to the Audit Committee.

The independent accountants shall submit to the Audit Committee annually a formal written statement (the “Auditors’ Statement”) describing: the independent accountants’ internal quality-control procedures; any material issues raised by the most recent internal quality-control review or peer review of the independent accountants, or by any inquiry or investigation by governmental or professional authorities, within the preceding five years, respecting one or more independent audits carried out by the independent accountants, and any steps taken to deal with any such issues; and (to assess the auditors’ independence) all relationships between the independent accountants and (a) the Company, (b) the Adviser, and (c) any entity in a control relationship with the Adviser, whether or not it provides services to the Company, including at least the information required by relevant Public Company Accounting Oversight Board rules, standards and pronouncements.  The description of the relationships should include a description of the non-audit services including the fees associated therewith, that were not pre-approved by the Company’s Audit Committee.  The Auditor’s Statement shall also confirm that the independent accountants are duly registered with the Public Company Accounting Oversight Board (“PCAOB”).  The Auditors’ Statement may be in more than one document, and a portion of the required information may be provided by the Adviser to the extent permitted by applicable law and other requirements.

The independent accountants shall submit to the Audit Committee annually a formal written statement of the fees billed in each of the last two fiscal years for each of the following categories of services rendered by the independent accountants: (i) the audit of the Company’s annual financial statements and any reviews of the financial statements included in any regulatory filings of the Company or services that are normally provided by the independent accountants in connection with statutory and regulatory filings or engagements; (ii) assurance and related services not included in clause (i) that are reasonably related to the performance of the audit or review of the Company’s financial statements, in the aggregate and by each service; (iii) tax compliance, tax advice and tax planning services, in the aggregate and by each service; and (iv) all other products and services rendered by the independent accountants to the Company, the Adviser or the Adviser Entities, in the aggregate and by each service.  The statement as to (ii), (iii) and (iv) should include (and separately disclose) fees billed in each of the last two fiscal years for the indicated services to (a) the Company, (b) the Adviser, and (c) the Adviser Entities.  This statement may also be provided by the Adviser.

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II.                 Committee Structure and Operations:

The Audit Committee shall meet semi-annually, or more frequently if circumstances dictate, to discuss with management and the independent accountants the annual audited financial statements and to address the matters set forth in Article IV.  The Audit Committee should meet separately at least annually with each of management and the independent accountants to discuss any matters that the Audit Committee or any of these persons or firms believes should be discussed privately.  The Audit Committee may request any officer or employee of the Company or of any service provider, outside counsel to the Company or to the independent directors, or representatives of the Company’s independent accountants to attend a meeting of the Audit Committee or to meet with any members of, or consultants to, the Audit Committee.  Members of the Audit Committee may participate in a meeting of the Audit Committee by means of conference call or similar communications equipment by which all persons participating in the meeting can hear each other.  The Audit Committee may adopt such procedures or rules as it deems appropriate with respect to its meetings and conduct in accordance with this charter, subject to the requirements of the Company’s Bylaws.

III.              Committee Duties and Powers:

To carry out its purposes, the Audit Committee shall have the following duties and responsibilities:

1.                  with respect to the independent accountants,

(i)                 to be directly responsible for the appointment, compensation, retention, termination and oversight of the work of the independent accountants (including the resolution of disagreements between management and the independent accountants regarding financial reporting), who shall report directly to the Audit Committee and, in connection therewith, to review and evaluate matters potentially

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affecting the independence and capabilities of the independent accountants;2

(ii)              to be directly responsible for the appointment, compensation, retention and oversight of the work of any other registered public accounting firm engaged for the purpose of preparing or issuing an audit report or to perform audit, review or attestation services, which firm shall also report directly to the Audit Committee;

(iii)            to pre-approve, in accordance with the Policies and Procedures for the Pre-Approval of Services to be Performed by the Company’s Independent Accountant (the “Pre-Approval Policies and Procedures”) attached hereto as Annex A, all audit and non-audit services provided by the independent accountants to the Company as well as any applicable non-audit services provided by the independent accountants to the Adviser or any Adviser Entities that provide ongoing services to the Company that relate directly to the operations and financial reporting of the Company (the “Related Services”);

(iv)             to obtain assurances from the independent accountants that the audit was conducted in a manner consistent with Section 10A of the 1934 Act;

(v)               to obtain from the independent accountants in connection with any audit a timely report relating to the Company’s annual audited financial statements describing all critical accounting policies and practices used, all alternative treatments within accounting principles generally accepted in the United States (“GAAP”) for policies and practices related to material items that have been discussed with management, ramifications of the use of such alternative disclosures and treatments, and the treatment preferred by the independent accountants, and any material written communications between the independent accountants and management, such as any “management” letter or schedule of unadjusted differences;

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2           Note that this requirement does not preclude the Audit Committee from obtaining the input of management, but these responsibilities must not be delegated to management.  The Investment Company Act of 1940 requires that the independent accountants be selected by the vote, cast in person, of a majority of the independent directors.  This can be accomplished by Board ratification of the appointment by the Audit Committee.

(vi)             to ensure that the independent accountants prepare and deliver annually an Auditors’ Statement (it being understood that the independent accountants are responsible for the accuracy and completeness of this Statement), and to discuss with the independent accountants any relationships or services disclosed in this Statement that may impact the objectivity and independence of the Company’s independent accountants;

(vii)          to discuss with the independent auditors any deficiencies identified in the most recent PCAOB inspection of the independent auditors, to the extent relevant to the Company;

(viii)        to review and evaluate the qualifications, performance and independence of the independent accountants, as well as the lead partner of the independent accountants;

(ix)             to discuss with management the timing and process for implementing the rotation of the lead audit partner, the concurring partner and any other active audit engagement team partner and consider whether there should be a regular rotation of the audit firm itself; and

(x)               to take into account the opinions of management in assessing the independent accountants’ qualifications, performance and independence.

2.                  with respect to accounting principles and policies, financial reporting and internal control over financial reporting,

(i)                 to advise management, the relevant service providers and the independent accountants that they are expected to provide or cause to be provided to the Audit Committee a timely analysis of significant issues and practices relating to accounting principles and policies, financial reporting and internal control over financial reporting, including, without limitation, significant issues discussed with the national office respecting auditing or accounting issues presented by the engagement;

(ii)              to consider any reports or communications (and management’s and/or applicable service providers’ responses thereto) submitted to the Audit Committee by the independent accountants required by or referred to in applicable PCAOB or other standards, including, as applicable, reports and communications related to:

•                     the overall audit strategy, including the timing of the audit, the risk framework considered by the independent accountants in developing their audit approach, significant risks the independent accountants identified, and significant changes to the planned audit strategy or identified risks;

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•                     deficiencies, including significant deficiencies or material weaknesses, in internal control identified during the audit or other matters relating to internal control over financial reporting;

•                     consideration of fraud in a financial statement audit;

•                     detection of illegal acts;

•                     the independent accountants’ responsibility under GAAS;

•                     any restrictions on audit scope;

•                     significant accounting policies;

•                     difficult or contentious matters for which the independent auditors have consulted outside the engagement team and that the auditor reasonably determined are relevant to the audit committee’s oversight of the financial reporting process;

•                     management judgments and accounting estimates;

•                     any accounting adjustments arising from the audit that were noted or proposed by the accountants but were passed (as immaterial or otherwise);

•                     the responsibility of the independent accountants for other information in documents containing audited financial statements;

•                     disagreements with management;

•                     consultation by management with other independent accountants;

•                     information about other persons performing audit procedures, and the basis upon which the independent auditors can serve as principal auditor if significant parts of the audit will be performed by affiliates of other auditors;

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•                     major issues discussed with management prior to retention of the independent accountants;

•                     difficulties encountered with management in performing the audit;

•                     the independent accountants’ judgments about the quality of the Company’s accounting principles, and of any changes thereto;

•                     reviews, if any, of interim financial information conducted in accordance with GAAS by the independent accountants;

•                     significant transactions that are outside the ordinary course of business or unusual; and

•                     other matters arising out of the audit that are significant to the oversight of the company’s financial reporting process, including complaints or concerns regarding accounting or auditing matters that have come to the independent accountants’ attention;

(iii)            to meet with management, the independent accountants and, if appropriate, the relevant service providers:

•                     to discuss the scope of the annual audit or any audit or review of interim financial statements;

•                     to review and discuss the annual audited financial statements and, in the case of a Company that is a closed-end investment company listed on the New York Stock Exchange, other periodic financial statements and related reports, including the Company’s specific disclosures under “management’s discussion of fund performance”;

•                     to review the following disclosures required to be made to the Audit Committee by the independent accountants in accordance with Item 9(e) of Schedule 14A of the 1934 Act:

(a)               the percentage of audit-related services, tax services and all other services that were approved by the Audit Committee pursuant to the Pre-Approval Policies and Procedures;
(b)               the aggregate non-audit fees billed by the Company’s accountant for services rendered to the Company, the

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Adviser and the Adviser Entities for the last two fiscal years of the Company;
(c)               fees billed for services rendered to the Company and, separately, fees for Related Services;

•                     to discuss any significant matters arising from any audit or report or communication referred to in item 2(ii) above, whether raised by management or the independent accountants, relating to the Company’s financial statements;

•                     to discuss any problems or difficulties the independent accountants encountered in the course of the audit, including any restrictions on their activities or access to requested information and management’s response to such problems or difficulties, and to resolve significant disagreements between management and the independent accountants;

•                     to discuss any “management” or “internal control” letter issued, or proposed to be issued, by the independent accountants to the Company;

•                     to review the opinion rendered, or the form of opinion the independent accountants propose to render, to the Board and shareholders;

•                     to discuss any significant communications between the audit team and the independent accountant’s national office respecting auditing or accounting issues presented by the engagement;

•                     to discuss, as appropriate:  (a) any major issues regarding accounting principles and financial statement presentations, including any significant changes in the Company’s selection or application of accounting principles, and major issues as to the adequacy of the Company’s internal controls and any special audit steps adopted in light of material control deficiencies; (b) analyses prepared by management and/or the independent accountants setting forth significant financial reporting issues and judgments made in connection with the preparation of the financial statements, including analyses of the effects of alternative GAAP methods on the financial statements; and (c) the effect of regulatory and accounting initiatives on the financial statements of the Company;

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•                     to discuss allocations of expenses between the Company and other entities and, if applicable, among different series of the Company and among different classes of shares of the Company;

•                     to discuss the Company’s compliance with Subchapter M and, if applicable, Subchapter L, of the Internal Revenue Code of 1986, as amended;

•                     to discuss the Company’s compliance with Rule 2a-7 of the Investment Company Act of 1940, to the extent that such Rule applies to the Company;

•                     to discuss with management and the independent accountants their respective procedures to assess the appropriateness of securities prices provided by external pricing services;

•                     to discuss with independent accountants their conclusions as to the reasonableness of procedures employed to determine the fair value of securities for which market quotations are not readily available, management’s adherence to such procedures and the adequacy of supporting documentation;

•                     to discuss with management and the independent accountants any reports issued by independent accountants regarding the Company’s transfer, custody and accounting agents;

•                     to discuss the report of the independent accountants on the Company’s system of internal accounting controls required to be filed with the Company’s Form N-SAR, and any issues raised by management or the independent accountants regarding risks to the Company’s internal control over financial reporting;

•                     to discuss significant changes to the Company’s accounting principles, policies, controls, procedures and practices proposed or contemplated by management;

•                     to discuss significant changes to auditing principles and to auditing policies, controls, procedures and practices implemented or expected to be implemented by the independent accountants; and

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(iv)             to discuss with the Company and its legal advisors any significant legal matters that may have a material effect on the Company’s business, financial statements or compliance policies, including material notices to any inquiries received from governmental agencies.

3.                  with respect to authority and responsibilities of the Audit Committee upon receipt of a report from counsel to Company or to the independent directors concerning (i) a material violation of law by the Company or by someone with a fiduciary or other duty to the Company or (ii) a material violation of the Code of Ethics (the “Code”) by the Company’s Principal Executive Officer, Principal Financial and Accounting Officer and Controller (“Covered Officers”),

(i)                 to initiate a reasonable inquiry into the evidence presented to determine whether a material violation of law or of the Code in fact has occurred, is occurring or is about to occur, which may include an investigation by the Company’s chief legal officer or outside attorneys;

(ii)              if the Audit Committee upon investigation reasonably determines that no violation of law or of the Code exists, to notify the reporting counsel of the basis for that determination;

(iii)            if the Audit Committee determines upon investigation that a violation of law does or may exist, to take all reasonable steps to adopt an appropriate response (which may include referral of the matter to the Board) and to advise the reporting counsel (and, to the extent the Audit Committee believes appropriate or required, others, such as the chief legal officer and chief executive officer) of that response;

(iv)             if the Audit Committee determines upon investigation that a violation of the Code does or may exist, to inform and make a recommendation to the Board, who will consider appropriate action;

(v)               to make the determinations required by the foregoing by majority vote and to ensure that no member shall act in contravention of any such majority determination; and

(vi)             to consult with the Company’s chief legal officer in fulfilling their responsibilities hereunder (unless the circumstances reasonably dictate that such consultation would not be appropriate) and to have reasonable access at the Company’s expense to consult or retain legal counsel or other expert assistance.

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4.                  with respect to reporting, recommendations and other matters,

(i)                 to provide advice to the Board in electing the principal accounting officer of the Company;

(ii)              to review with the Company’s principal executive officer and/or principal financial officer, in connection with their certifications on Form N-CSR, any significant deficiencies or material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the Company’s ability to record, process and summarize and report financial information and as to the existence of any fraud, whether or not material, that involves management or other employees who have a significant role in the Company’s internal control over financial reporting;

(iii)            to establish procedures for the receipt, retention and treatment of complaints received by the Company regarding accounting, internal accounting controls, or auditing matters, and for the confidential, anonymous submission by employees of the Company or the Adviser or employees of any service provider that provides accounting related services to the Company, of concerns regarding questionable accounting or auditing matters, and to address reports from attorneys or accountants about possible breaches of federal or state securities laws or fiduciary duty;

(iv)             to investigate or initiate an investigation of reports of improprieties or suspected improprieties in connection with the Company’s accounting or financial reporting and to retain independent counsel, accountants or others to advise the Audit Committee or assist in the conduct of an investigation, as it deems necessary or appropriate, without seeking approval of the Board or management;

(v)               to prepare any report or other disclosures required by the SEC to be included in the Company’s annual proxy statement;3

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3           Closed-end investment companies must include in their proxy statements relating to the election of directors a signed report of the Audit Committee in which the Audit Committee states whether it has (i) reviewed and discussed the audited financial statements, (ii) discussed the matters to be discussed under SAS 61 and (iii) received from and discussed with the independent accountants their Statement as to Independence.  The report must also include a statement as to whether, based on these three items, the Audit Committee recommended to the Board of Directors the inclusion of the audited financial statements in the Company’s annual report required by §30(e) of the Investment Company Act of 1940.

(vi)             to grant waivers, as appropriate, to the Code sought by Covered Officers;

(vii)          to prepare and issue the evaluation required under “Performance Evaluation” below;

(viii)        to review the reports submitted by the Adviser relating to issues arising under the Adviser’s Code of Ethics that relate to the Adviser’s investment company business, including all violations of the Code, which reports are to be provided at least quarterly (more frequently if the Audit Committee so instructs);4

(ix)             to review the reports submitted by the Adviser’s Internal Compliance Controls Committee relating to internal compliance matters, which reports are to be provided at least quarterly (more frequently if the Audit Committee so instructs);

(x)               to review policies of the Adviser, the Adviser Affiliates and any other entity within the Company’s Investment Company Complex, as such term is defined in Rule 2-01(f)(14) of Regulation S-X, for hiring employees or former employees of the independent accountants whose responsibilities are to include an accounting role or financial reporting oversight role with respect to the Company;

(xi)             to review this charter at least annually and recommend any changes to the full Board of Directors;

(xii)          to report its activities to the full Board on a regular basis and to make such recommendations with respect to the above and other matters as the Audit Committee may deem necessary or appropriate; and

(xiii)        to perform such other functions and to have such powers as may be necessary or appropriate in the efficient and lawful discharge of the foregoing.

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4           These reports and those contemplated by the next subsection may be provided to the members of the Audit Committee during the course of Board of Directors meetings.

IV.              Delegation to Subcommittee:

The Audit Committee may, in its discretion, delegate all or a portion of its duties and responsibilities to a subcommittee of the Audit Committee.  The Board and the Audit Committee have authorized the Chair of the Audit Committee (or any other Audit Committee member to whom this responsibility has been delegated) to pre-approve any audit or non-audit services to be performed by the independent accountants, provided that such approvals are made in accordance with the pre-approval procedures set forth on Annex A and are presented to the Audit Committee at its next scheduled meeting.

Performance Evaluation:

The Audit Committee shall ensure that an annual performance evaluation of the Audit Committee is conducted each year.  Such evaluations shall be conducted in such a manner as the Audit Committee deems appropriate, and  may be coordinated by the Chair of the Governance and Nominating Committee (the “G&N Committee Chair”) in the context of the annual self-evaluations of the Board and each committee of the Board.   The report to the Board may take the form of an oral report by the G&N Committee Chair.  The independence of Committee members and satisfaction of the requirements to serve on the Committee shall be affirmed annually by the Board.

V.                Resources and Authority of the Audit Committee:

The Audit Committee shall have the resources and authority appropriate to discharge its duties and responsibilities, including the authority to select, retain, terminate, and approve the fees and other retention terms of special or independent counsel, accountants or other experts and advisors, as it deems necessary or appropriate, without seeking approval of the Board or management.

The Company shall provide for appropriate funding, as determined by the Audit Committee, in its capacity as a committee of the Board, for payment of:

1.                  Compensation to the independent accountants and any other public accounting firm engaged for the purpose of preparing or issuing an audit report or performing other audit, review or attest services for the Company;

2.                  Compensation to any advisors employed by the Audit Committee; and

3.                  Ordinary administrative expenses of the Audit Committee that are necessary or appropriate in carrying out its duties.

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ANNEX A

Policies and Procedures

Established by the Audit Committees of

the AB funds
(each, a “Company”)

for the Pre-Approval of Services

to be Performed by the Companies’ Independent Accountants

In accordance with the Sarbanes-Oxley Act of 2002 and the rules of the Securities and Exchange Commission (the “SEC”), and as contemplated by the charter of the Audit Committee, the Audit Committee has established and approved the following policies and procedures for the pre-approval of audit and non-audit services to be provided by the Company’s independent public accounting firm (the “Independent Accountant”).

Statement of Purpose.  Approval by the Audit Committee of engagements of the Independent Accountant to provide non-audit services shall be designed to ensure that the Independent Accountant’s independence is not impaired by performing the services contemplated by the engagement.

Required Approval of Audit and Non-Audit Services.

All engagements of the Independent Accountant by the Company to provide audit or non-audit services shall be specifically approved by the Audit Committee before the Independent Accountant is engaged to provide such service (either directly or through delegated authority as provided below).

Engagements of the Independent Accountant for non-audit services by AllianceBernstein L.P., the Company’s investment adviser (the “Adviser”), or any entity controlling, controlled by or under common control with the Adviser which provides ongoing services to the Company (the “Adviser Entities”) shall also be approved by the Audit Committee before the Independent Accountant commences providing such service if the engagement relates directly to the operations and financial reporting of the Company (hereinafter referred to as a “Related Service”).  If it is unclear whether an engagement is a Related Service, such engagement must be approved by the Audit Committee.

Pre-Approval of Audit and Non-Audit Services.

If the Audit Committee pre-approves a specific service to be provided by the Independent Accountant, the amount of time between the time of pre-approval and the time at which the Independent Accountant is engaged shall be considered carefully by the Audit Committee.  Generally, the Audit Committee should not pre-approve a service more than 12 months prior to the time at which it is anticipated that the Independent Accountant will be engaged to provide the service.  In implementing these policies and procedures, the Audit Committee will be mindful of those prohibited non-audit services, listed in Section 201 of the Sarbanes-Oxley Act of 2002 and set forth in detail in § 201.2-01(c)(4) of Regulation S-X, which are identified in Appendix A.

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Pre-Approval Policies and Procedures.

These pre-approval policies and procedures have been established by the Audit Committee in order to (1) detail the procedure for pre-approval of audit and permitted non-audit services for which the Independent Accountant may be engaged, (2) ensure that the Audit Committee is promptly informed of each service and (3) ensure that the Audit Committee’s responsibilities under the 1934 Act are not delegated to management.

Delegation.

The Chair of the Audit Committee and the Chair of the Board have each been designated by the Audit Committee to pre-approve any audit service or permissible non-audit service to be provided by the Independent Accountant, or particular types of services, and to approve changes to the scope of pre-approved engagements and to the maximum estimated fees therefor.  When either exercises such delegated authority such person must report at the next scheduled meeting of the Audit Committee any services that were pre-approved under this delegated authority since the date of the last scheduled meeting.

Pre-approval.

Subject to compliance with these Policies and Procedures, the Audit Committee may evidence its pre-approval of engagements of the Independent Accountant by adopting an appropriate resolution and the Chair of the Board or the Chair of the Audit Committee may evidence pre-approval by such person of engagements of the Independent Accountants in any reasonable manner, including e-mail or oral approval (so long as any such oral approval is promptly confirmed in writing, including by e-mail) so long as such method involves a specific description of the engagement and of the maximum estimated fees therefor.  The Audit Committee may approve changes to the scope of the engagements and maximum estimated fees from time to time.

Limitations on Engagement Fees and Expenses.

Fee levels or budgeted amounts for all services to be provided by the Independent Accountant will be established at least annually by the Audit Committee after considering, among other things, the audit and non-audit services expected to be provided and the amounts expended for such services in the prior year.  Separate amounts shall be specified for the Company and for the Adviser and the Adviser Entities.  The Audit Committee shall be mindful of the overall relationship of fees for audit and non-audit services and of fees paid by the Adviser or Adviser Entities compared to the fees paid by the Company and other investment companies managed by the Adviser, in determining whether to pre-approve any such services.

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Engagement Letters.

Non-audit services to be provided to the Company pursuant to these Policies and Procedures shall be provided by the Independent Accountant pursuant to an engagement letter with the Company that satisfies the following requirements:

(a)        the engagement letter shall be in writing and signed by the Independent Accountant or one of its authorized representatives;

(b)        the engagement letter shall set forth the particular non-audit services to be provided by the Independent Accountant;

(c)        the engagement letter shall set forth the total estimated fees and expenses to be paid to the Independent Accountant for the non-audit services and shall acknowledge receipt of the schedule of pre-approved non-audit services and estimated fees therefor approved by the Audit Committee; and

(d)       the engagement letter shall include a confirmation by the Independent Accountant that such non-audit services are not within a category of services the provision of which would impair the Independent Accountant’s independence with respect to the Company under applicable SEC regulations and generally accepted auditing standards.

Related Services provided to the Adviser or any of the Adviser Entities pursuant to these Policies and Procedures shall be provided by the Independent Accountant pursuant to an engagement letter with the Adviser or the particular Adviser Entity that satisfies the above requirements and that is copied to the Company.

Timely Reporting to the Audit Committee.

The Company shall provide reports to the Audit Committee of each service approved pursuant to these Policies and Procedures with such frequency as the Audit Committee shall require.  Each report to the Audit Committee shall include a description of each particular service and the fees and expenses therefor.  All engagement letters entered into pursuant to these Policies and Procedures shall be made available to the Audit Committee.

No Delegation.

Nothing in these Policies and Procedures shall be interpreted as a delegation of the Audit Committee’s responsibilities to the Company.

Disclosure.

These Policies and Procedures shall be disclosed by the Company in its periodic reports and proxy statements in accordance with the rules of the SEC.

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Annual Review.

The Audit Committee shall review and reassess the adequacy of these Policies and Procedures on an annual basis.

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APPENDIX A

Prohibited Non-Audit Services

•                     Bookkeeping or other services related to the accounting records or financial statements of the audit client

•                     Financial information systems design and implementation

•                     Appraisal or valuation services, fairness opinions or contribution-in-kind reports

•                     Actuarial services

•                     Internal audit outsourcing services

•                     Management functions

•                     Human resources

•                     Broker-dealer, investment advisor or investment banking services

•                     Legal services

•                     Expert services unrelated to the audit

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